Major Group Investments - Direct and Indirect	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Major group investments - direct and indirect	Major Group investments – direct and indirect

		Shares held		Group beneficial interest
	Notes	2023	2022	2023	2022

Subsidiaries
Unlisted
Abosso Goldfields Ltd[7]
– Class “A” shares	1	49,734,000	49,734,000	90.0%	90.0%
– Class “B” shares	1	4,266,000	4,266,000	90.0%	90.0%
Agnew Gold Mining Company Pty Ltd	2	54,924,757	54,924,757	100.0%	100.0%
Darlot Mining Company Pty Ltd	2	1	1	100.0%	100.0%
GFI Joint Venture Holdings (Pty) Ltd	3	311,668,564	311,668,564	100.0%	100.0%
GFL Mining Services Ltd	3	235,676,387	235,676,387	100.0%	100.0%
Gold Fields Ghana Ltd[8]	1	900	900	90.0%	90.0%
Gold Fields Group Services (Pty) Ltd	3	1	1	100.0%	100.0%
Gold Fields Holdings Company Ltd	5	4,084	4,084	100.0%	100.0%
Gold Fields La Cima S.A.[9]	4	1,426,050,205	1,426,050,205	99.5%	99.5%
Gold Fields Operations Ltd	3	156,279,947	156,279,947	100.0%	100.0%
Gold Fields Orogen Holding (BVI) Ltd	5	1,981	1,705	100.0%	100.0%
Gruyere Mining Company Pty Ltd	2	1	1	100.0%	100.0%
GSM Mining Company Pty Ltd	2	1	1	100.0%	100.0%
Minera Gold Fields Salares Norte SpA	6	338,276,530	338,276,530	100.0%	100.0%
Newshelf 899 (Pty) Ltd	3
– Class “A” shares[10]		90,000,000	90,000,000	100.0%	100.0%
– Class “B” shares[11]		10,000,000	10,000,000	—%	—%
St Ives Gold Mining Company Pty Ltd	2	281,051,329	281,051,329	100.0%	100.0%
[1]Incorporated in Ghana.
[2]Incorporated in Australia.
[3]Incorporated in the Republic of South Africa.
[4]Incorporated in Peru.
[5]Incorporated in the British Virgin Islands.
[6]Incorporated in Chile.
[7]Abosso Goldfields Ltd (“Abosso”) owns the Damang operation in Ghana. The accumulated non-controlling interest of Abosso at 31 December 2023 amounts to US$21.0 million (2022: US$22.2 million). A dividend of USnil was declared to non-controlling interest during 2023 (2022: US$4.1 million).
Refer to the segment reporting, note 41, for summarised financial information of Damang.
[8]Gold Fields Ghana Ltd (“GFG”) owns the Tarkwa operation in Ghana. The accumulated non-controlling interest of GFG at 31 December 2023 amounts to US$95.0 million (2022: US$84.4 million). A dividend of US$12.0 million was advanced to non-controlling interest during 2023 (2022:
US$29.9 million). Refer to the segment reporting, note 41, for summarised financial information of Tarkwa.
[9]Gold Fields La Cima S.A. (“La Cima”) owns the Cerro Corona operation in Peru. The accumulated non-controlling interest of La Cima at
31 December 2023 amounts to US$1.1 million (2022: US$1.8 million). A dividend of US$0.5 million was paid to non-controlling interest during 2023
(2022: US$0.4 million). Refer to the segment reporting, note 41, financial information of Cerro Corona.
[10]The South Deep Joint Venture (“SDJV”) owns and operates the South Deep Gold Mine. The SDJV is an unincorporated joint venture between Gold
Fields Operations Limited (“GFO”) and GFI Joint Venture Holdings Proprietary Limited (“GFIJVH”). GFO and GFIJVH are wholly owned subsidiaries of Newshelf 899 Proprietary Limited (“Newshelf”). The share capital of Newshelf comprises of:
90,000,000 “A” shares, representing 90% of Newshelf’s equity. Gold Fields Limited is the holder of the “A” shares; and
10,000,000 “B” shares, representing 10% of Newshelf’s equity. South Deep’s BEE shareholders are the holders of the “B” shares.
[11]The “B” shares entitle the BEE shareholders to a cumulative preferential dividend of R20.0 million per annum for the first 10 years (expired in
December 2020), R13.3 million per annum for the next five years and R6.7 million for the five years thereafter. After 20 years, this preferential dividend will cease. The “B” shares’ rights to participate in the profits of Newshelf over and above the cumulative preferred dividend were initially suspended. The suspension will be lifted over a 20 years period on a phased-in basis as follows:
after 10 years, in respect of one-third of the “B” shares;
after 15 years, in respect of another one-third of the “B” shares; and
after 20 years, in respect of the remaining one-third of the “B” shares.
After 20 years, all of the “B” shares will substantially have the same rights as the “A” shares. The BEE shareholders must retain ownership of the
“B” shares for 30 years.
45.Major Group investments – direct and indirect continued

	Shares held		Group beneficial interest
	2023	2022	2023	2022

Other[1]
Listed associates
Rusoro Mining Limited	140,000,001	140,000,001	24.4%	24.8%
Lunnon Metals Limited	66,216,438	66,216,438	31.1%	34.0%
Joint ventures
Far Southeast Gold Resources Incorporated	1,737,699	1,737,699	40.0%	40.0%
Asanko Gold Ghana Limited	450,000,000	450,000,000	45.0%	45.0%
Adansi Gold Company Limited	100,000	100,000	50.0%	50.0%
Shika Group Finance Limited	10,000	10,000	50.0%	50.0%
Windfall Mining Group (Partnership)	—	—	50.0%	—%
Listed equity investments
Galiano Gold Inc. (formerly Asanko Gold Inc.)	21,971,657	21,971,657	9.8%	9.8%
Torq Resources Inc.[2]	15,000,000	15,000,000	13.6%	15.0%
Tesoro Gold Limited[2]	163,227,850	163,227,850	14.2%	14.9%
Hamelin Gold Limited	23,500,000	11,000,000	14.9%	10.0%
RareX Limited	710,592	710,592	0.1%	0.1%
Vizsla Copper Corporation	4,950,853	4,950,853	4.6%	7.3%
Lefroy Exploration Limited[2]	21,613,910	21,613,910	10.8%	13.6%
Magmatic Resources Limited	19,200,000	19,200,000	6.3%	6.5%
Mineral Resource Limited	655,031	—	0.3%	—%
Orsu Metals Corp	2,613,491	2,613,491	5.9%	6.0%
Chakana Copper Corp[2]	38,967,343	30,411,700	19.9%	17.9%
Amarc Resources Limited	5,000,000	5,000,000	2.4%	2.7%
[1]Only major investments are listed individually.
2An assessment has been performed and the Group does not have significant influence.